Capital risk management	3 Months Ended
Mar. 31, 2024
Capital risk management
Capital risk management

4.Capital risk management and fair value measurements

The Group’s activities expose it to a variety of financial risks including market risk (foreign exchange risk and interest rate risk), credit risk and liquidity risk.

The financial statements do not include all financial risk management information and disclosures required in annual financial statements, and should be read in conjunction with the Group’s annual financial statements for the year ended December 31, 2023.

There have been no changes in any risk management policies since December 31, 2023.

Fair value hierarchy

The table below analyzes financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:

●	Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1).
●	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2).
●	Inputs for the asset or liability that are not based on observable market data (that is unobservable inputs) (level 3).

The following tables present the Group’s financial instruments that are measured at fair value at March 31, 2024, and at December 31, 2023.

March 31, 2024	Level 1	Level 2	Total
	$’000	$’000	$’000

Fair value through other comprehensive income financial assets	9	—	9
Interest rate caps (note 15)	—	527	527
Embedded options within listed bonds (note 15)	—	8,180	8,180
Foreign exchange swaps (note 15)	—	(40,655)	(40,655)
	9	(31,948)	(31,939)

December 31, 2023	Level 1	Level 2	Total
	$’000	$’000	$’000

Fair value through other comprehensive income financial assets	13	—	13
Interest rate caps (note 15)	—	565	565
Embedded options within listed bonds (note 15)	—	1,540	1,540
Foreign exchange swaps (note 15)	—	(68,133)	(68,133)
	13	(66,028)	(66,015)

As of reporting period end, the Group had both level 1 and level 2 financial instruments.

Financial instruments in level 1

The fair value of financial instruments traded in active markets is based on quoted market prices at the reporting date. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in level 1. Instruments included in level 1 comprise investment in marketable securities classified as fair value through other comprehensive income financial assets.

Financial instruments in level 2

The fair value of financial instruments that are not traded in an active market (for example, over-the-counter derivatives) is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2. Instruments included in level 2 comprise primarily of foreign exchange swaps, interest rate caps and options embedded in the bonds. Their fair values are determined based on mark to market values provided by the counterparty financial institutions or valuation techniques using observable market data.

Fair value estimation

	At March 31, 2024		At December 31, 2023
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
	$’000	$’000	$’000	$’000

Financial liabilities
Bank and bond borrowings (note 18)	3,468,341	3,297,434	3,510,847	3,224,775
	3,468,341	3,297,434	3,510,847	3,224,775

The fair values of non-current liabilities are based on discounted cash flows using a current borrowing rate.

The fair values of current assets and current liabilities are not materially different from their carrying values.